Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Losses Per Share [Abstract]
Schedule of Basic Earnings Per Share

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic earnings per share
Loss attributable to equity holders of the Company	$(804,977)	920,588	$(0.87)
Diluted earnings per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares	$(804,977)	920,588	$(0.87)
For the year ended December 31, 2023, there was 96,753 potential shares derived from employee stock options (19,847 shares), and convertible preferred shares (76,906 shares) outstanding to be issued, which were not included in the calculation of diluted earnings per shares as their inclusion would have been anti-dilutive.
	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic losses per share
Loss attributable to equity holders of the Company (Note 1)	$(85,004,692)	1,227,064	$(69.27)
Diluted losses per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares (Note 2)	$(85,004,692)	1,227,064	$(69.27)
For the year ended December 31, 2024, there was 864,216 potential shares derived from employee stock options (20,304 shares), restricted stock unit (695 shares), warrants (841,629 shares) and convertible note (1,588 shares) outstanding to be issued, which were not included in the calculation of diluted earnings per shares as their inclusion would have been anti-dilutive.
	Year ended December 31, 2025
	Amount after income tax	Weighted average number of ordinary shares outstanding	Losses per share
Basic losses per share
Loss attributable to equity holders of the Company (Note 1)	$(44,550,818)	1,719,527	$(25.91)
Diluted losses per share
Loss attributable to ordinary shareholders of the Company plus assumed conversion of all dilutive potential ordinary shares (Note 2)	$(44,550,818)	1,719,527	$(25.91)